Consolidation of subsidiaries (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Consolidation of subsidiaries

At June 30, 2019
Company	Assets	Liabilities	Equity	Net income (loss) for the period	Ownership -%	Level

PagSeguro Brazil	13,636,126	6,822,367	6,813,759	623,577	99.99	Direct
BS Holding	68,190	49	68,141	(8,141)	99.99	Direct
Net+Phone	245,179	79,458	165,721	36,773	99.99	Indirect
Boa Compra	102,712	67,532	35,180	8,631	99.99	Indirect
BCPS	1,462	280	1,182	(286)	99.50	Indirect
R2TECH	9,371	2,320	7,051	3,182	100.00	Indirect
BIVA	18,681	4,649	14,032	1,499	100.00	Indirect
FIDC	1,567,222	426,863	1,140,359	608,284	100.00	Indirect
TILIX	5,780	6,209	(429)	(2,065)	100.00	Indirect
BancoSeguro	64,187	11,255	52,932	8,383	100.00	Indirect